CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603



                                 July 25, 2014



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:              First Trust Exchange-Traded Fund II
               --------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 103 and under the Investment Company Act of 1940, as amended, Amendment No. 106 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust International IPO ETF, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.


                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                -------------------------------
                                                     Morrison C. Warren

Enclosures